Federal Home Loan Bank (FHLB) and Federal Reserve Bank Borrowings (Details Narrative) $ / shares in Units, $ in Millions	Dec. 31, 2024 USD ($) $ / shares
Federal Home Loan Bank (FHLB) and Federal Reserve Bank Borrowings
Loans pledged as collateral to the FHLB	$ 232.9
FHLB stock owned	1.1
Carrying value of loans pledged as collateral to the FRB	637.9
Remaining availability credit with the FHLB	131.9
Availability under the line of credit with the FRB	$ 511.9
Common stock Per share | $ / shares	$ 100